Goodwill and other intangibles - Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 1,879	$ 1,949
Increase (decrease) through net exchange differences, intangible assets and goodwill	1	(1)
Increase (Decrease) Through Finalization Of Purchase Price Allocation	(409)	(70)
Intangible assets other than goodwill at end of period	1,471	1,879
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	285	339
Amortization	47	53
Increase (decrease) through net exchange differences, intangible assets and goodwill	2
Intangible assets other than goodwill at end of period	239	285
Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	16	20
Additions	3	3
Amortization	2	9
Disposals	(4)
Other	2	(2)
Intangible assets other than goodwill at end of period	15	16
Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,180	2,307
Additions	3	3
Amortization	49	63
Increase (decrease) through net exchange differences, intangible assets and goodwill	3	(1)
Increase (Decrease) Through Finalization Of Purchase Price Allocation	(409)	(70)
Disposals	(4)
Other	2	(2)
Intangible assets other than goodwill at end of period	1,726	2,180
Gross carrying amount | Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,879
Intangible assets other than goodwill at end of period	1,471	1,879
Gross carrying amount | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	489
Intangible assets other than goodwill at end of period	491	489
Gross carrying amount | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	81
Intangible assets other than goodwill at end of period	78	81
Gross carrying amount | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,448
Intangible assets other than goodwill at end of period	2,040	2,448
Accumulated depreciation and amortisation | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(203)
Intangible assets other than goodwill at end of period	(251)	(203)
Accumulated depreciation and amortisation | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(65)
Intangible assets other than goodwill at end of period	(63)	(65)
Accumulated depreciation and amortisation | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(268)
Intangible assets other than goodwill at end of period	$ (314)	$ (268)